Income Tax (Details) - Schedule of Pre-Tax Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax (Details) - Schedule of Pre-Tax Income [Line Items]
Total	$ 211,034	$ 256,710	$ 184,011
Domestic (Israel) [Member]
Income Tax (Details) - Schedule of Pre-Tax Income [Line Items]
Total	126,360	181,953	137,213
Foreign [Member]
Income Tax (Details) - Schedule of Pre-Tax Income [Line Items]
Total	$ 84,674	$ 47,757	$ 46,798